SENTRY FUND, INC.
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001

                              o NO SALES CHARGES o
                             o NO REDEMPTION FEES o
                                o NO 12b-1 FEES o

                                SENTRY FUND, INC.
             1800 North Point Drive o Stevens Point, Wisconsin 54481

MESSAGE TO SHAREHOLDERS                                       June 7, 2001

We are pleased to provide this Sentry Fund, Inc. report covering operating results for the six-month period ended April 30, 2001.

                                                       Average Annual
                           Total Return*                Total Return*
        1 Year                 -6.25%                      -6.25%
        5 Year                 38.09%                       6.67%
        10 Year               136.24%                       8.98%

Economic growth remained weak during the fourth quarter of 2000 and the first quarter of 2001. In recognition of this weakness, the Federal Reserve is making a major effort to reduce interest rates. Additionally, the Bush administration is trying to push forward with tax relief to provide fiscal stimulus. The stock market started 2001 with a significant decline, but may recover during the year if the Fed and Congress can provide enough economic help.

The Real Gross Domestic Product slowed to 1.0% growth in the fourth quarter of 2000 and recorded a 2.0% growth rate in the first quarter of 2001. The Federal Reserve is working to reduce interest rates and has cut the discount rate two percentage points since the beginning of the year.

Congress is in the midst of a battle to forge tax reform, but thus far it has been a political football. While we anticipate there will be a new tax bill in 2001, it may not be soon enough or big enough to hold off a recession.

After a significant decline in the first quarter of 2001, stocks tried to stage a comeback in April. The S&P 500 declined nearly 12% in the first quarter. We believe the market will show continued weakness through the summer, but we should experience an upswing later in the year as the economic outlook improves.

We appreciate your participation and support of the Sentry Fund. We look forward to your continued participation in the future. Sincerely,




James J. Weishan
President



* "Total Return" is calculated including reinvestment of all income dividends and capital gain distributions. Results represent past performance and do not indicate future results. Both the value of an investment in the Fund and the return on the investment will fluctuate, and redemption proceeds may be higher or lower than an investor's original cost.

                                SENTRY FUND, INC.

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2001
                                   (Unaudited)

ASSETS:
Investments in securities, at
 market value (cost $71,404,831)  $74,129,405

Cash                                  289,696
Receivables:
   Dividends                           45,370
                                       ------

     Total assets                              $74,464,471

LIABILITIES:
   Investment securities purchased  1,623,093
   Investment advisory fees           137,449
   Transfer agent fees                  2,409
   Custodian fees                       1,023
   Professional services               14,702
                                       ------

     Total liabilities                           1,778,676
                                                 ---------

NET ASSETS                                     $72,685,795
                                               ===========


ANALYSIS OF NET ASSETS:
   Paid in capital                             $64,773,059
   Undistributed net investment income             100,085
   Accumulated undistributed net realized gain
    on sales of investments                      5,088,077
   Net unrealized appreciation of investments    2,724,574
                                                 ---------
   Net assets, for 6,316,099 shares
     outstanding                               $72,685,795
                                               ===========
   Net asset value and
    redemption and offering price per share         $11.51
                                                    ======

                             STATEMENT OF OPERATIONS
                     For the Six Months Ended April 30, 2001
                                   (Unaudited)

INVESTMENT INCOME:
   Income:
    Dividends                        $382,025
    Interest                          186,969
                                      -------
     Total investment income                      $568,994

   Expenses:
    Investment advisory fees          281,883
    Transfer agent fees                14,893
    Professional services               6,256
    Printing, stationery and postage    4,056
    Licenses and fees                  19,681
    Directors' fees and expenses        1,657
    Other expenses                     28,501
                                       ------

     Total expenses                                356,927
                                                   -------
       Net investment income                      $212,067
                                                  --------

NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
    Net realized gain on sales of investment securities       5,051,931

    Decrease in unrealized appreciation
      of investment securities                               (9,663,113)
                                                             ----------

    Net realized and unrealized loss
      on investment securities                               (4,611,182)
                                                             ----------

    Net increase in net assets resulting
      from operations                                       ($4,399,115)
                                                            ===========

                 See accompanying notes to financial statements

                                SENTRYFUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                For the Six Months Ended April 30, 2001 and 2000
                                   (Unaudited)

                                      2001         2000
                                      ----         ----
DECREASE IN NET ASSETS

OPERATIONS:
  Net investment income              $212,067      $210,505

  Net realized gain on sales
   of investments                   5,051,931    19,120,961

  Decrease in unrealized
   appreciation on investments     (9,663,113)  (18,482,223)
                                   ----------   -----------

  Net change in net assets
   resulting from operations       (4,399,115)      849,243
                                   ----------       -------

DISTRIBUTIONS:
  Dividends from net investment
    income                           (372,932)     (638,645)
  Distributions of net realized
    gains                         (13,532,111)  (13,358,322)
                                  -----------   -----------
  Total distributions to
    shareholders                  (13,905,043)  (13,996,967)
                                  -----------   -----------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares  1,217,014     1,624,372

  Net asset value of shares issued to
   shareholders in reinvestment
   of distributions                13,680,046    13,770,081
                                   ----------    ----------
                                   14,897,060    15,394,453

  Cost of shares redeemed          (4,427,294)  (12,068,817)
                                   ----------   -----------

  Net increase in net assets
   derived from share transactions 10,469,766     3,325,636
                                   ----------     ---------
  Total decrease in net assets     (7,834,392)   (9,822,088)

NET ASSETS:
  Beginning of period              80,520,187    95,689,095
                                   ----------    ----------
  End of period                   $72,685,795   $85,867,007
                                  ===========   ===========

                 See accompanying notes to financial statements

                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)

1. Significant Accounting Policies
   Sentry Fund, Inc. (the Fund) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

   The following summarizes the significant accounting policies of the Fund.

   Security Valuation -- Portfolio securities which are traded on a national securities exchange are valued at the last price as of the close of trading on the New York Stock Exchange or, if there has been no sale on that day, at the last bid price. Securities traded on the over-the-counter market are valued at the mean between the last quoted bid and asked prices. Short-term securities are stated at amortized cost, which approximates current value.

   Federal Income and Excise Taxes -- No provision for Federal income or excise taxes is considered necessary because the Fund intends to distribute to its shareholders substantially all of its taxable income, and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

   Investment Income and Security Transactions -- Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and the record date, respectively. Interest income is recognized when earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

2. Investment Advisory Fees and Other Transactions With Affiliates
   Under terms of its investment advisory agreement with Sentry Investment Management, Inc., the Fund pays an advisory fee equal to .75% of the average daily net assets of the Fund. However, under the terms of the agreement, if the total annual expenses of the Fund (excluding taxes, portfolio brokerage commissions and interest, but including investment advisory fees) exceed 1.5% of the first $30,000,000 and 1% of the balance of the average daily net assets of the Fund in any one fiscal year, the investment adviser will reimburse the Fund for such excess.

3. Purchases and Sales of Securities
   Purchases and sales of common stock during the six months ended April 30, 2001 aggregated $23,568,845 and $24,249,848, respectively.

PORTFOLIO OF INVESTMENT SECURITIES-- April 30, 2001          SENTRY FUND, INC.

                                               Value
  Shares   COMMON STOCKS (95.9%)             (Note 1)

           BASIC MATERIALS (1.8%)
    4,900  Air Products & Chemicals......    $210,651
    9,964  Alcoa, Inc....................     412,510
    8,100  Du Pont (El) De Nemours.......     366,039
    7,500  International Paper Co........     293,850
           BUSINESS SERVICE (1.9%)
   20,000  Fiserve, Inc..................   1,106,800
    7,000  Interpublic Group Cos. Inc....     237,650
           CAPITAL GOODS (5.9%)
    6,200  Boeing Co.....................     383,160
    7,900  Caterpillar Inc...............     396,580
    3,900  Emerson Electric Co...........     259,935
   53,100  General Electric Co...........   2,576,943
    4,500  Jabil Circuit Inc.............     130,680
    8,300  Solectron Corp................     211,235
    4,200  United Technologies Corp......     327,936
           COMPUTER EQUIPMENT (6.9%)
    8,800  ADC Telecommunications........      66,088
    2,021  Agilent Technologies..........      78,839
    2,500  Black Box Corp................     145,475
   36,600  Cisco Systems Inc.............     621,468
    5,700  Corning Inc...................     125,229
   15,500  Dell Computer Corp............     407,495
   11,700  EMC Corp......................     463,320
   10,600  Hewlett Packard Co............     301,358
   15,000  Int'l. Business Machines Corp.   1,727,100
   21,000  Lucent Technologies...........     210,210
      430  McData Corp...................       9,817
   14,000  Motorola Inc..................     217,700
    4,700  Qualcom Inc...................     269,592
   17,900  Sun Microsystems..............     306,448
    2,800  Tellabs Inc...................      98,308
           CONSUMER PRODUCTS (1.4%)
    8,000  Gillette Co...................     226,880
    5,100  Kimberly-Clark Corp...........     302,940
    8,000  Proctor & Gamble Co...........     480,400
           CONSUMER SERVICES (0.2%)
    2,400  Block (H & R), Inc............     132,000
           DRUG & HEALTH CARE (10.5%)
    8,600  Abbott Laboratories...........     398,868
    6,600  American Home Products Corp...     381,150
    6,000  Amgen Inc.....................     366,840
    2,100  Baxter International Inc......     191,415
    3,400  Becton-Dickinson & Co.........     109,990
   18,100  Boston Scientific Corp........     287,428
   10,600  Bristol-Myers Squibb Co.......     593,600
    5,650  Cardinal Health Inc...........     380,810
    5,600  Eli Lilly & Co................     476,000
    5,300  Guident Corp..................     217,300
    7,300  Johnson & Johnson.............     704,304
    6,700  Medtronic Inc.................     298,820
   12,600  Merck & Co. Inc...............     957,222
   33,350  Pfizer Inc....................   1,444,055
    7,100  Pharmacia Corp................     371,046
    7,800  Schering-Plough Corp..........     300,612
    2,400  Watson Pharmaceutical Inc.....     119,520
           ENERGY (6.3%)
    1,700  Apache Corp...................     108,732
    3,200  Burlington Resources Inc......     151,072
    2,600  Devon Energy Corp.............     153,426
    5,000  Ensco Int'l. Inc..............     194,500
   16,800  Exxon Mobil Corp..............   1,488,480
   10,000  Global Marine.................     287,500
   10,000  Marine Drilling Co. Inc.......     299,700
    6,500  Occidental Petroleum Corp.....     195,780
    2,200  Phillips Petroleum Corp.......     131,120
   10,000  Rowan Companies, Inc..........     331,900
   11,500  Royal Dutch Petroleum.........     684,595
    5,900  Schlumberger Ltd..............     391,170
    3,700  Unocal Corp...................     141,192
           ENTERTAINMENT (2.3%)
   12,600  Carnival Corp.................     333,900
   13,100  Disney (Walt) Co. (The).......     396,275
    7,600  Tribune Co....................     320,264
    4,400  Univision Communications Inc..     192,324
    8,400  Viacom Inc. Class B...........     437,304
           FINANCIAL (14.0%)
   14,600  American Express Co...........     619,624
   23,119  Associated Banc-Corp..........     807,546
    9,100  Bank of America Corp..........     509,600
    8,600  Bank of New York Cos. Inc.....     431,720
   29,400  Citigroup Inc.................   1,445,010
   50,000  Compass Bancshares Inc........   1,157,000
   16,500  Federal National Mortgage.....   1,324,290
   14,300  First Union Corp..............     428,571
    6,500  Mellon Financial Corp.........     266,045
   11,310  Morgan (JP) & Co. Inc.........     542,654
    6,700  Morgan Stanley Dean Witter....     420,693
   30,000  National Commerce Bancorp.....   1,245,500
   22,800  US Bancorp....................     482,904
   10,700  Wells Fargo Co................     502,579
           FOOD & BEVERAGES (2.1%)
    6,700  Anheuser Bush Cos. Inc........     267,933
   12,800  Coca-Cola Co..................     591,232
   12,900  Kroger Co.....................     291,411
    9,300  Pepsico Inc...................     407,433
           INSURANCE (4.1%)
    7,200  Allstate Corp.................     300,600
   12,650  American Int'l Group..........   1,034,770
   20,000  Chubb Corp....................   1,335,000
    3,800  Lincoln National Corp.........     175,408
    2,600  MGIC Investment...............     168,974
           INTERNET(1.7%)
   22,500  AOL Time Warner Inc...........   1,123,625
    5,000  Yahoo Inc.....................     100,900
           MANUFACTURING (7.0%)
   20,000  APW Ltd.......................     168,000
   10,800  Black & Decker Corp...........     430,488
   70,000  Manitowoc Co. Inc.............   1,925,000
   50,000  Oshkosh Truck Corp............   1,949,000
   10,800  Tyco International............     576,396
           RESTAURANT (6.3%)
   10,700  McDonald's Corp...............     294,250
   75,000  Rare Hospitality Int'l. Inc..... 2,096,250
   80,000  Ruby Tuesday Inc..............   1,524,000
   76,750  Steak N Shake Co. (The).......     687,680
           RETAIL (5.2%)
    4,700  Costco Wholesale Corp.........     164,171
    4,300  CVS Corp......................     253,485
    4,000  Federated Department Stores...     171,920
    8,600  Gap Inc.......................     238,306
   13,800  Home Depot Inc................     649,980
    4,100  Target Corp...................     157,645
   24,000  Wal-Mart Stores...............   1,241,760
   21,000  Walgreen......................     898,380
           SEMICONDUCTORS(2.8%)
   35,600  Intel Corp....................   1,100,396
    6,700  JDS Uniphase Corp.............     143,313
    5,800  Linear Technology Corp........     278,632
    5,000  LSI Logic Corp................     102,350
   10,000  Texas Instruments Inc.........     387,000
           SOFTWARE&SERVICES (7.6%)
   60,000  Avnet Inc.....................   1,530,600
    5,300  BMCSoftware Inc...............     128,207
    3,600  Citrix System Inc.............     102,240
    4,200  Computer Associates Int'l. LTD     135,198
    5,900  Computer Science Corp.........     210,217
   26,200  Microsoft Corp................   1,775,050
   10,000  Networks Associates Inc.......     110,300
   30,600  Oracle Corp...................     494,496
    3,500  Paycheck Inc..................     120,960
   58,400  Pioneer-Standard Electronics..     700,800
    3,600  Veritas Software Corp.........     214,596
           TELECOM(4.7%)
   16,400  AT&T Corp.....................     365,392
   10,000  Bellsouth Corp................     419,600
   10,100  Nextell Communications Cl A...     164,125
   16,200  NortelNetworksCorp............     247,860
    9,000  Quest Communications Int'l....     368,100
   15,600  SBCCommunications.............     643,500
    8,700  Sprint Corp. (PCS Group)......     222,981
   12,400  Verizon Communications........     682,868
   15,000  Worldcom Inc..................     273,750
           TOBACCO (0.7%)
   10,300  Philip Morris Cos., Inc.......     516,133
           TRANSPORTATION (0.6%)
        1  Ford Motor Co.................          27
   10,000  Harley-Davidson, Inc..........     460,900
           UTILITIES (1.9%)
    3,200  AES Corp......................     152,544
    4,800  American Electric Power Co....     236,832
    2,300  Calpine Corp..................     131,077
    3,400  Donimion Resources............     232,866
    5,300  Duke Energy Corp..............     247,828
    2,500  Dynegy Inc....................     144,625
    4,200  Enron Inc.....................     263,424
                                              -------
1,913,895  Total Common Stocks
              (cost $66,934,796)           69,659,370
                                           ----------
 Principal
  Amount   SHORT-TERM SECURITIES (6.1%)
-----------------------------------------
           COMMERCIAL PAPER - DISCOUNTED
1,362,000  American Express Credit Corp.
             (Note due 5/1/01)              1,362,000
1,061,000  General Motors
             (Note due 5/2/01)              1,060,852
2,049,000  Deere & Co. (Note due 5/8/01)    2,047,183
                                            ---------
           Total Short-Term Securities      4,470,035
                                            ---------
             (cost $4,470,035)
           TOTAL INVESTMENTS (102.0%)      74,129,405
           (cost $71,404,831)
           CASH AND RECEIVABLES
             LESS LIABILITIES (2.0%)      (1,443,610)
                                          ----------
           NET ASSETS (100%)              $72,685,795
                                          ===========

                 See accompanying notes to financial statements

                                SENTRY FUND, INC.
FINANCIAL HIGHLIGHTS

The following presents information relating to a share of capital stock of the Fund outstanding for the entire period:

                                                                         Year Ended October 31,
                                       For Six Months
                                       Ending 4-30-01     2000        1999        1998        1997       1996
   Net asset value, beginning of period   $ 14.90        $ 17.64     $ 19.80    $ 23.95     $ 18.19     $ 16.29

   Income from investment operations
    Net investment income                     .03            .08         .15        .11         .13         .17
    Net realized and unrealized gains (losses)
     on investments                          (.81)          (.09)       (.19)      (.30)       6.70        3.01
                                             ----           ----        ----       ----        ----        ----

   Total from investment operations          (.78)          (.01)       (.04)      (.19)       6.83        3.18

   Less distributions
    Dividends from net investment income     (.07)          (.13)       (.12)      (.11)       (.16)       (.17)
    Distribution from net realized gains    (2.54)         (2.60)      (2.00)     (3.85)       (.91)     (1.116)
                                            -----          -----       -----      -----        ----      ------

   Total distributions                      (2.61)         (2.73)      (2.12)     (3.96)      (1.07)      (1.28)

   Net asset value end of period          $ 11.51        $ 14.90     $ 17.64    $ 19.80     $ 23.95     $ 18.19
                                          =======        =======     =======    =======     =======     =======

   Total return                            -5.49%*          .46%        -.57%      -.76%     39.23%      20.60%

   Net assets, end of period (in thousands)$72,686       $80,520     $95,689   $111,850    $118,278     $97,154
   Ratio of expenses to average net assets   .47%           .88%        .84%       .83%        .83%        .84%
   Ratio of net investment income to
    average net assets                       .28%           .50%        .81%       .55%        .61%        .95%
   Portfolio turnover rate                 34.16%         91.38%      24.33%     29.85%      40.75%      28.28%

   *The Total Return for the twelve months ended April 30, 2001 was -6.25%.

                                 DIVIDEND NOTICE

On June 7, 2001, the Fund Directors declared a dividend from net investment income of $.01 per share and a long-term capital gain distribution of $.07 per share, payable June 13, 2001, to shareholders of record on June 11, 2001.

         Board of Directors
         Thomas R. Copps
         David W. Graebel
         William J. Lohr
         Dale R. Schuh, Chairman
         Steven J. Umland

         Officers
         James J. Weishan, President
         Wallace D. Taylor, Vice President
         William M. O'Reilly, Secretary
         William J. Lohr, Treasurer

         Investment Adviser
         Sentry Investment Management, Inc.
         Stevens Point, Wisconsin

         Underwriter
         Sentry Equity Services, Inc.
         Stevens Point, Wisconsin

         Custodian
         Citibank, N.A.
         New York, New York

         Legal Counsel
         Kirkland & Ellis
         Chicago, Illinois

This report has been prepared for the general information of shareholders of the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains other pertinent information.